Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000026746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026747 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026747 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026747 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026747 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026747 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026747 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000026748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000026748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000026748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000170851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000170851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000170851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000170851 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000170851 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000170851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000170851 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170851 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170851 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%